Note 8 - Fair Value Measurement - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - Warrant Liabilities [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Beginning balance as of January 1, 2024
Reclassification of Historical Warrants	2,130,167
Issuance of warrant liabilities	1,563,400
Change in fair value of warrant liabilities	(2,198,051)
Ending balance on December 31, 2024	$ 1,495,516